Capital lease obligations (Details)			1 Months Ended
	Nov. 30, 2018 USD ($) Payments	Aug. 01, 2016 USD ($) Payments	Oct. 23, 2012 USD ($) Payments	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Capital Leased Assets [Line Items]
Capital lease obligations, net of current maturities				$ 10,014,791	$ 11,415,344
Current maturities of capital lease obligations				6,562,425	4,472,386
Total capital lease obligations				16,577,216	15,887,730
Minsheng Hongtai Tianjin Aircraft Leasing Co., Ltd. [Member]
Capital Leased Assets [Line Items]
Quarterly payment amount			$ 6,700,000
Capital lease obligations, net of current maturities				6,362,777	10,764,638
Current maturities of capital lease obligations				3,657,730	3,353,698
Shenzhen Zhong An Financial Lease Co,. Ltd. [Member]
Capital Leased Assets [Line Items]
Capital lease obligations, net of current maturities				3,652,014	650,706
Current maturities of capital lease obligations				$ 2,904,695	$ 1,118,688
Capital Lease Obligations [Member] | Minsheng Hongtai Tianjin Aircraft Leasing Co., Ltd. [Member]
Capital Leased Assets [Line Items]
Lease term			8 years
Lease Expiration Date			Sep. 15, 2021
Number of payments | Payments			32
Quarterly payment amount			$ 1,426,435
Effective interest rate			10.47%
Lease Commenced Date			Sep. 15, 2013
Capital Lease Obligations [Member] | Shenzhen Zhong An Financial Lease Co,. Ltd. [Member]
Capital Leased Assets [Line Items]
Lease term	3 years	3 years
Lease Expiration Date	Nov. 29, 2021	Jul. 31, 2019
Number of payments | Payments	12	12
Quarterly payment amount		$ 260,143
Effective interest rate	6.95%	5.58%
Lease Commenced Date	Nov. 30, 2018	Aug. 01, 2016
Sale Leaseback Transaction, Net Proceeds, Investing Activities	$ 7,562,237
Sale Leaseback Transaction, Historical Cost	$ 8,059,227